Equity-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Equity-Based Compensation
15. Equity-Based Compensation
2023 and 2020 Equity Incentive Plan
Presented below is a summary of the compensation cost recognized in the condensed consolidated statements of operations and comprehensive (loss) for the three and nine months ended September 30, 2023 and 2022.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
	(in thousands)		(in thousands)
Research and development	$1,347	$383	$4,803	$478
Sales and marketing	87	34	407	52
General and administrative	3,402	3,356	18,563	3,421

Total stock-based compensation expense	$4,836	$3,773	$23,773	$3,951

For the three months ended September 30, 2023 and 2022, $0.1 million and $0.0 million of stock-based compensation was capitalized as software costs, respectively. For the nine months ended September 30, 2023 and 2022 $0.7 million and $0.0 million of stock-based compensation was capitalized as software costs, respectively.
During the nine months ended September 30, 2023, the Company granted options to purchase 3,428,225 shares under the 2023 and 2020 Plan. The Company has not granted any restricted stock or stock appreciation rights.
In December 2022, the Company enacted a restructuring cost savings initiative which resulted in employee terminations in both December 2022 and January 2023. In association with January 2023 terminations, the Company accelerated the vesting of a number of individual option awards, resulting in the accelerated vesting of 5,938 shares on the date of modification. Also in January 2023, the Company repriced 301,537 option awards. Both the accelerated vesting and repricing were accounted for as an equity award modification under ASC Topic 718 which resulted in adjustment of the award value to reflect the fair value at the modification date and acceleration of the recognition schedule in the case of awards which were modified to have accelerated vesting. The adjustment resulted in additional expense of $0.5 million.
In June 2023, the Company granted 1,294,998 options to
non-employee
directors, selected executives and other key employees where vesting is contingent on the Company’s share price meeting certain targets. The fair value of each option granted was estimated on the date of grant using the Monte Carlo valuation model and assumes that share price targets are achieved.
The following summary sets forth the stock option activity under the 2023 and 2020 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding as of December 31, 2022	446,839	$2.30	9.6	$11,706
Granted	3,428,225	2.38
Exercised	(677,350)	0.53		12,690
Cancelled or forfeited	(89,603)	0.92

Outstanding as of September 30, 2023	3,108,111	2.70	9.5	$1,341
Options exercisable as of September 30, 2023	178,310	$5.97	8.8	$50
Options unvested as of September 30, 2023	2,325,600	$3.33	9.5	$775

The aggregate intrinsic value of options outstanding, exercisable and unvested were calculated as the difference between the exercise price of the options and the estimated fair market value of the Company’s common stock, as of September 30, 2023.
A summary of unvested common stock from early option exercises that are subject to repurchase by the Company under the 2020 Plan is as follows:

	Early Option Exercises
	Number of options	Weighted average exercise price	Repurchase liability (in thousands)
Unvested common stock as of December 31, 2022	3,823	$—	$306
Issued	30,947	1.19	—
Vested	(37)	—	—
Repurchased	(2,655)	—	—

Unvested common stock as of September 30, 2023	32,078		$52

For the nine months ended September 30, 2023 and 2022 the weighted-average grant date fair value per option was $12.67 and $0.18 respectively. The fair value of each option was estimated at the grant date using the Black-Scholes method with the following assumptions:

	September 30,	September 30,
	2023	2022
Weighted-average risk-free interest rate (1)	3.7%	3.3%
Weighted-average expected term (in years)	5.93	5.34
Weighted-average expected volatility (2)	62.27%	54.6%
Expected dividend yield	—%	—%

(1)	Based on U.S. Treasury seven-year constant maturity interest rate whose term is consistent with the expected term of the option.

(2)	Expected volatility is based on an analysis of comparable public company volatilities and adjusted for the Company’s stage of development.
With respect to the 2023 and 2020 Plan, the Company recognized stock compensation expense of $24.5 million and $4.0 million for the nine months ended September 30, 2023 and 2022, respectively, of which $0.7 million and $0.0 million was capitalized as software costs for the nine months ended September 30, 2023 and 2022, respectively. As of September 30, 2023 and December 31, 2022, the Company had $23.6 million and $5.9 million of unrecognized stock-based compensation expense that is expected to be recognized over a weighted-average period of 1.9 years and 1.6 years, respectively.
For financial reporting purposes for the awards granted in January 2023, we applied a straight-line calculation between the $30.00 per share determined in the contemporaneous third-party valuation as of December 31, 2022 and the $6.08 per share determined in the contemporaneous third-party valuation as of March 31, 2023 to determine the fair value of our common stock on the grant date. Using the benefit of hindsight, we determined that the straight-line calculation would provide the most appropriate conclusion for the valuation of our common stock on the interim dates between valuations because we did not identify any single event or series of events that occurred during this interim period that would have caused a material change in fair value. Based on this calculation, we assessed the fair value of our common stock for awards granted in January 2023 to be $19.27 per share.

17. Equity-Based Compensation
2020 Equity Incentive Plan
In December 2020, the Board of Directors approved the establishment of the 2020 Plan to provide stock award grants to employees, directors, and consultants of the Company. The Board of Directors, or at its sole discretion, a committee of the Board of Directors, is responsible for the administration of the 2020 Plan. As of December 2021, the Board of Directors has authorized the issuance of up to 3,000,000 shares of common stock for stock award grants, including incentive and non-qualified stock
options; restricted stock; or stock appreciation rights.
The 2020 Plan requires that the per share exercise price of each stock option shall not be less than 100% of the fair market value of the common stock subject to the stock option on the grant date. Stock option grants shall not be exercisable after the expiration of 10 years from the date of its grant or such shorter period as specified in a stock award agreement. The Board of Directors shall determine the terms of vesting. The 2020 Plan provides that the Board of Directors may, in its sole discretion, impose such limitations on transferability of stock options as the Board of Directors shall determine. In the absence of a determination by the Board of Directors to the contrary, stock options shall not be transferable except by will or by the laws of descent and distribution and domestic relations orders, unless specifically agreed to by the plan administrator.
Presented below is a summary of the compensation cost recognized in the consolidated statements of operations for the years ended December 31, 2022 and 2021.

	December 31,
(in thousands)	2022	2021
Research and development	$1,765	$112
Sales and marketing	286	31
General and administrative	4,297	1,021

Total	$6,348	$1,164

Stock Options
The 2020 Plan allows for the early exercise of stock options. Stock options exercised prior to vesting will continue to vest according to the respective option agreement. Shares purchased pursuant to the early exercise of stock options are subject to repurchase until those shares vest; therefore, cash received in exchange for unvested shares exercised is recorded as a liability on the accompanying consolidated balance sheets and are reclassified to common stock and additional paid-in
capital as the shares vest.

During the fiscal year ended December 31, 2022 and 2021, the Company granted options to purchase 439,786 and 45,394 shares under the 2020 Plan, respectively. The Company has not granted any restricted stock or stock appreciation rights.
In December 2022, the Company enacted a restructuring cost savings initiative which resulted in employee terminations. In association with the restructuring, the Company accelerated the vesting of a number of individual option awards, resulting in the accelerated vesting of 42,934 shares on the date of modification. This was accounted for as an equity award modification under ASC Topic 718 which resulted in adjustment of the award value to reflect the fair value at the modification date and acceleration of the recognition schedule.
The following summary sets forth the stock option activity under the 2020 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Balances at December 31, 2021	51,149	$20.34	9.7	$1,953
Options granted	439,786	1.66
Options exercised	(7,784)	2.75		271
Options cancelled	(36,310)	19.78

Balances at December 31, 2022	446,841	2.30	9.6	$11,706
Exercisable at December 31, 2022	145,713	$3.53	9.6	$3,638

Unvested at December 31, 2022	266,993	$2.07	9.6	$7,058

The aggregate intrinsic value of options outstanding, exercisable and unvested were calculated as the difference between the exercise price of the options and the estimated fair market value of the Company’s common stock, as of December 31, 2022 and 2021.
A summary of unvested common stock from early option exercises that are subject to repurchase by the Company under the 2020 Plan is as follows:

	Early Option Exercises
	Number of Options	Weighted Average Exercise Price	Repurchase Liability (in thousands)
Unvested common stock — December 31, 2021	1,134	$-	$88
Issued	6,057	7.48	-
Vested	(794)	7.17	-
Repurchased	(2,574)	-	-

Unvested common stock — December 31, 2022	3,823		$306

For the years ended December 31, 2022 and 2021, the weighted-average grant date fair value per option was $27.17 and $0.21, respectively. The fair value of each option was estimated at the grant date using the Black-Scholes method with the following assumptions:

	December 31,
	2022	2021
Weighted-average risk-free interest rate	3.3%	1.2%
Weighted-average expected term (in years)	5.35	5.50
Weighted-average expected volatility	54.6%	43.1%
Expected dividend yield	—%	—%

(1)	Based on U.S. Treasury seven-year constant maturity interest rate whose term is consistent with the expected term of the option.

(2)	Expected volatility is based on an analysis of comparable public company volatilities and adjusted for the Company’s stage of development.

With respect to the 2020 Plan, the Company recognized stock compensation expense of $6.3 million and $1.2 for the fiscal years ended December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, the Company had $5.9 million and $0.9 million of unrecognized stock-based compensation expense that is expected to be recognized over a weighted-average period of 1.6 years and 1.7 years, respectively.
Warrants Issued to Nonemployees
On July 23, 2021, the Company issued a total of 4,000 warrants to purchase Class B Common Stock to various nonemployees as compensation for services rendered. Each warrant has a strike price of $0.01 per share and has a seven-year term from the date of issuance. Each warrant had a grant date fair value of $55.50 for an aggregate fair value of $0.2 million, which was recorded as a general and administrative expense within the Statement of Operations. Each warrant was fully vested at issuance and are subject to the guidance under ASC 718,
Compensation-Stock Compensation
. The warrants meet the criteria for permanent equity classification.